Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Gallery Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001651872
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2025
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Mondrian Global Equity Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Gallery Trust

(The “Trust”)

Mondrian Global Equity Value Fund

(the “Fund” )

Supplement dated March 28, 2025

to the Fund’s Summary Prospectus and Prospectus, each dated March 1, 2025

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

The Board of Trustees of the Trust has approved a change in classification of the Mondrian Global Equity Value Fund from a non-diversified company to a diversified company. Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	The last paragraph of the “Mondrian Global Equity Value Fund - Principal Investment Strategies” section of the Prospectus and Summary Prospectus is deleted.

2.	The “Non-Diversification Risk” disclosure in the “Mondrian Global Equity Value Fund - Principal Risks” section of the Prospectus and Summary Prospectus is deleted.

3.	The last paragraph of the “More Information About the Funds’ Investment Objectives and Strategies - Mondrian Global Equity Value Fund” section of the Prospectus is deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MON-SK-007-0300